Severance	12 Months Ended
Apr. 28, 2018
Severance
20.	Severance

On February 13, 2018, the Company announced that it has implemented a new labor model for its stores that has resulted in the elimination of certain store positions. The new model will allow stores to adjust staff up or down based on the needs of the business, increase store productivity and streamline store operations. Current year also included home office reductions as part of the Company’s strategic initiatives. The Company recorded a charge of $16,212 for aggregate employee-related severance costs in connection with these actions within selling and administrative expenses during fiscal 2018.